Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified
	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Third-party Liabilities USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Third-party Liabilities CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Third-party Liabilities CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities CNY
Assets
Cash and cash equivalents	$ 1,600,971	9,691,797	11,880,632	4,127,482	$ 1,962,541	7,781,976	$ 249,487	1,510,320	863,998
Accounts receivable, net	366,858	2,220,846	1,253,483				226,877	1,373,443	1,200,950
Others							265,534	1,607,462	651,334
Total current assets	7,107,908	43,029,150	34,674,089				741,898	4,491,225	2,716,282
Fixed assets, net	887,105	5,370,268	3,887,877				223,145	1,350,852	1,043,729
Others							214,973	1,301,383	472,178
Total non-current assets	4,618,108	27,956,638	10,994,801				438,118	2,652,235	1,515,907
Total	11,726,016	70,985,788	45,668,890				1,180,016	7,143,460	4,232,189
Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees														260,792	1,578,759	1,229,919
Others														84,382	510,821	217,080
Total	5,008,596	30,320,538	18,453,765								827,093	5,006,969	2,172,850	345,174	2,089,580	1,446,999
Third-party liabilities
Accounts payable and accrued liabilities	1,216,139	7,362,138	3,806,836								486,450	2,944,821	1,176,724
Customer advances and deposits	491,909	2,977,872	2,067,586								132,419	801,626	582,033
Others											47,034	284,729	155,774
Total current liabilities	1,822,493	11,032,826	8,236,529				665,903	4,031,176	1,914,531		665,903	4,031,176	1,914,531
Non-current	3,186,103	19,287,712	10,217,236				161,190	975,793	258,319		161,190	975,793	258,319
Total	5,008,596	30,320,538	18,453,765								827,093	5,006,969	2,172,850	345,174	2,089,580	1,446,999
Total revenues	5,276,760	31,943,924	22,306,026	14,500,786			1,493,311	9,040,058	6,429,099	4,205,327
Net income (loss)	$ 1,710,703	10,356,086	10,391,278	6,620,318			$ (41,076)	(248,664)	143,626	119,294